SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Australia – 3.3%
Cochlear [1]	7,596	$892,038
Hansen Technologies [1]	185,655	634,582
Netwealth Group [1]	24,430	373,675
XRF Scientific [1]	420,797	487,823
Total		2,388,118

Austria – 0.7%
DO & CO [1]	2,827	536,865
Total		536,865

Canada – 3.7%
CAE [2]	56,691	1,476,061
FirstService Corporation	8,787	1,220,866
Total		2,696,927

Finland – 1.3%
Enento Group [1]	33,504	525,985
Metso [1]	21,818	377,343
Total		903,328

France – 7.7%
Antin Infrastructure Partners [1]	50,643	602,444
Gaztransport Et Technigaz [1]	8,108	1,889,569
Lectra [1]	45,545	891,334
Planisware [1]	44,012	731,757
Robertet [1]	1,491	1,396,539
Total		5,511,643

Germany – 2.2%
CTS Eventim AG & Co. [1]	20,863	1,196,479
JDC Group [1,2]	16,192	404,108
Total		1,600,587

India – 3.4%
AIA Engineering [1]	26,953	1,035,113
Nuvama Wealth Management [1]	28,587	353,087
Triveni Turbine [1]	215,072	1,028,983
Total		2,417,183

Israel – 3.8%
Cellebrite DI [2]	80,048	1,103,062
Nice ADR [2]	14,790	1,630,745
Total		2,733,807

Italy – 4.5%
Carel Industries [1]	67,861	1,739,550
SOL [1]	22,153	1,517,145
Total		3,256,695

Japan – 22.6%
BML [1]	77,600	1,995,790
Business Engineering [1]	155,100	1,173,228
Daiei Kankyo [1]	22,300	550,966
Dexerials [1]	111,600	1,537,750

Maruwa [1]	7,900	2,765,997
OBIC Business Consultants [1]	32,900	1,310,512
Riken Keiki [1]	104,700	1,981,033
TKC Corporation [1]	47,000	1,100,909
Torishima Pump Manufacturing [1]	23,700	458,472
USS [1]	187,100	1,958,951
Zuken [1]	51,000	1,403,936
Total		16,237,544

Lithuania – 1.7%
Baltic Classifieds Group [1]	501,292	1,212,688
Total		1,212,688

Netherlands – 1.4%
IMCD [1]	9,954	1,038,889
Total		1,038,889

Norway – 1.0%
Medistim [1]	32,535	712,402
Total		712,402

Poland – 0.5%
Asseco Poland [1]	8,221	376,380
Total		376,380

Singapore – 3.4%
XP Power [1,2]	148,985	2,421,691
Total		2,421,691

South Korea – 2.4%
NICE Information Service [1]	161,454	1,693,228
Total		1,693,228

Sweden – 3.7%
Dynavox Group [1,2]	55,949	526,597
Hemnet Group [1]	38,288	430,962
Karnov Group [1,2]	68,878	516,990
SmartCraft Group [2]	672,025	1,221,005
Total		2,695,554

Switzerland – 6.8%
Accelleron Industries [1]	9,495	857,577
Kardex Holding [1]	4,278	1,279,831
Partners Group Holding [1]	1,145	1,230,147
VZ Holding [1]	7,867	1,494,397
Total		4,861,952

United Kingdom – 18.1%
Ashtead Technology Holdings [1]	341,149	1,900,476
Cohort [1]	21,137	340,548
CVS Group [1]	90,704	1,350,872
Diploma [1]	28,742	2,293,414
DiscoverIE Group [1]	284,940	2,051,720
GlobalData [1]	627,658	600,907
Halma [1]	39,105	1,986,709
Howden Joinery Group [1]	34,771	369,378
Intertek Group [1]	28,244	1,377,089
Rightmove [1]	131,917	751,427
Total		13,022,540

TOTAL COMMON STOCKS
(Cost $63,049,949)		66,318,021

PREFERRED STOCK – 0.7%
Germany – 0.7%
FUCHS[1]	12,293	514,025
(Cost $329,143)		514,025

INVESTMENTS AT VALUE
(Cost $63,379,092)		66,832,046

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $2,014,003 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $2,054,232)
(Cost $2,013,835)		2,013,835

TOTAL INVESTMENTS – 95.7%
(Cost $65,392,927)		68,845,881

CASH AND OTHER ASSETS LESS LIABILITIES – 4.3%		3,070,150

NET ASSETS – 100.0%		$71,916,031

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.3%

Communication Services – 2.2%
Entertainment - 1.0%
IMAX Corporation [2]	87,293	$3,318,007
Interactive Media & Services - 0.8%
DHI Group [2]	232,659	653,772
QuinStreet [2]	168,721	2,026,339
		2,680,111
Media - 0.4%
Magnite [2]	102,260	1,214,849
Total		7,212,967

Consumer Discretionary – 11.2%
Automobile Components - 0.7%
Fox Factory Holding Corp. [2]	82,544	1,358,674
Stoneridge [2]	211,241	1,020,294
		2,378,968
Diversified Consumer Services - 2.7%
Legacy Education [2]	253,058	3,168,286
Lincoln Educational Services [2]	131,427	5,346,450
		8,514,736
Hotels, Restaurants & Leisure - 2.0%
Century Casinos [2]	461,349	641,275
First Watch Restaurant Group [2]	83,618	876,317
Lindblad Expeditions Holdings [2]	201,337	3,483,130
Target Hospitality [2,3]	145,551	1,350,713
		6,351,435
Household Durables - 1.3%
Hovnanian Enterprises Cl. A [2]	10,157	1,126,513
Legacy Housing [2]	101,199	2,067,496
LGI Homes [2]	25,759	1,018,253
		4,212,262
Leisure Products - 1.5%
American Outdoor Brands [2,3]	263,882	2,464,658
MasterCraft Boat Holdings [2]	109,838	2,252,777
		4,717,435
Specialty Retail - 2.6%
Bed Bath & Beyond [2]	214,212	993,944
Citi Trends [2]	71,311	3,089,193
J.Jill	80,698	924,799
OneWater Marine Cl. A [2]	158,090	1,493,950
RealReal [2]	164,725	1,495,703
Shoe Carnival	26,227	408,879
		8,406,468
Textiles, Apparel & Luxury Goods - 0.4%
Lakeland Industries [2]	106,266	870,319
Vera Bradley [2]	172,014	543,564
		1,413,883
Total		35,995,187

Consumer Staples – 0.1%
Food Products - 0.1%
Seneca Foods Cl. A [2]	3,099	468,321
Total		468,321

Energy – 4.6%
Energy Equipment & Services - 3.5%
Natural Gas Services Group	114,024	4,303,266
Pason Systems	228,074	2,170,728
Ranger Energy Services Cl. A	125,052	2,143,391
Select Water Solutions Cl. A	179,694	2,749,318
		11,366,703
Oil, Gas & Consumable Fuels - 1.1%
Riley Exploration Permian	47,233	1,721,643
SandRidge Energy	107,579	1,754,614
		3,476,257
Total		14,842,960

Financials – 14.0%
Banks - 8.0%
BayCom Corp.	76,838	2,284,009
Chain Bridge Bancorp Cl. A [2]	58,448	2,039,835
Coastal Financial [2]	16,078	1,223,536
Customers Bancorp [2]	43,428	3,014,337
Esquire Financial Holdings	17,778	1,911,135
HBT Financial	68,430	1,828,450
Hingham Institution for Savings	6,987	1,997,164
HomeTrust Bancshares	44,284	1,888,713
Investar Holding	138,211	3,769,014
Midway Investments [2,4]	1,858,170	0
Northeast Bank	21,018	2,361,793
Western New England Bancorp	258,772	3,345,922
		25,663,908
Capital Markets - 3.7%
Canaccord Genuity Group	296,592	2,539,293
Oppenheimer Holdings Cl. A	36,114	3,221,008
Perella Weinberg Partners Cl. A	27,885	506,391
Silvercrest Asset Management Group Cl. A	105,793	1,421,858
Sprott	30,875	4,406,085
		12,094,635
Consumer Finance - 1.4%
EZCORP Cl. A [2]	172,313	4,373,304
Insurance - 0.9%
International General Insurance Holdings	118,329	2,866,520
Total		44,998,367

Health Care – 12.5%
Biotechnology - 1.8%
Absci Corporation [2]	219,651	658,953
BridgeBio Oncology Therapeutics [2]	68,787	615,644
CareDx [2]	111,373	1,933,435
Compass Therapeutics [2]	155,547	822,844
ORIC Pharmaceuticals [2]	146,406	1,854,964
		5,885,840
Health Care Equipment & Supplies - 4.4%
Acme United	60,998	2,739,420
AngioDynamics [2]	83,474	949,099
Apyx Medical [2]	586,780	2,165,218
Artivion [2]	64,962	2,378,909
Delcath Systems [2,3]	57,447	533,108
Establishment Labs Holdings [2]	56,202	3,191,150
Profound Medical [2]	322,570	2,063,743
		14,020,647
Health Care Providers & Services - 1.2%
AMN Healthcare Services [2]	132,322	2,426,785
Cross Country Healthcare [2]	148,782	1,398,551
		3,825,336

Health Care Technology - 1.1%
Certara [2]	203,959	1,162,566
Simulations Plus [2]	127,873	1,511,459
SOPHiA GENETICS [2]	160,134	792,663
Veradigm [1,2]	43,300	201,345
		3,668,033
Life Sciences Tools & Services - 3.5%
Alpha Teknova [2]	308,072	890,328
Azenta [2]	72,731	1,536,806
BioLife Solutions [2]	101,542	1,937,421
Cytek Biosciences [2]	477,596	2,087,095
Maravai LifeSciences Holdings Cl. A [2,3]	508,413	1,438,809
Mesa Laboratories	31,128	2,752,338
Standard BioTools [2]	863,296	793,628
		11,436,425
Pharmaceuticals - 0.5%
Esperion Therapeutics [2]	539,820	1,479,107
Total		40,315,388

Industrials – 25.7%
Aerospace & Defense - 3.1%
Astronics Corporation [2]	39,965	2,666,865
CPI Aerostructures [2]	303,127	1,188,258
Park Aerospace	140,735	3,853,324
VSE Corporation	13,251	2,443,484
		10,151,931
Air Freight & Logistics - 1.0%
Forward Air [2,3]	78,796	1,316,681
Radiant Logistics [2]	256,225	1,806,386
		3,123,067
Building Products - 1.0%
Janus International Group [2]	209,159	1,077,169
Quanex Building Products	111,852	2,009,980
		3,087,149
Commercial Services & Supplies - 1.8%
ACV Auctions Cl. A [2]	110,620	469,029
Liquidity Services [2]	89,481	2,735,434
Montrose Environmental Group [2]	113,185	2,477,620
		5,682,083
Construction & Engineering - 4.0%
Ameresco Cl. A [2]	95,884	2,445,042
Bowman Consulting Group [2]	53,850	1,531,494
Concrete Pumping Holdings [2]	239,783	1,712,051
Limbach Holdings [2]	35,152	2,743,614
NWPX Infrastructure [2]	55,275	4,303,711
		12,735,912
Electrical Equipment - 1.9%
American Superconductor [2]	41,960	1,420,346
Hammond Power Solutions Cl. A	17,718	2,233,632
LSI Industries	133,375	2,480,775
		6,134,753
Ground Transportation - 1.2%
Covenant Logistics Group Cl. A	100,582	2,730,801
Marten Transport	83,674	1,098,640
		3,829,441
Machinery - 5.3%
Aebi Schmidt Holding	99,360	964,786
CECO Environmental [2]	61,460	3,661,787
Energy Recovery [2]	134,051	1,349,894
Graham Corporation [2]	51,494	4,063,906
Lindsay Corporation	13,135	1,563,984
Luxfer Holdings	221,762	2,701,061

Perma-Pipe International Holdings [2]	37,876	1,129,083
Titan International [2]	150,482	1,039,831
Wabash National	48,108	414,691
Westport Fuel Systems [2,3]	141,767	258,016
		17,147,039
Marine Transportation - 0.4%
Clarkson [1]	21,598	1,325,030
Professional Services - 1.5%
Alight Cl. A [2]	240,826	140,329
Asure Software [2]	132,315	1,137,909
Kforce	48,870	1,428,959
Mistras Group [2]	82,804	1,223,843
TrueBlue [2]	245,844	961,250
		4,892,290
Trading Companies & Distributors - 4.5%
Alta Equipment Group [2]	163,792	879,563
Distribution Solutions Group [2]	58,581	1,537,165
EVI Industries	109,577	2,255,095
NPK International [2]	277,618	4,022,685
Titan Machinery [2]	138,459	2,315,035
Transcat [2]	47,807	3,511,424
		14,520,967
Total		82,629,662

Information Technology – 21.8%
Communications Equipment - 4.6%
ADTRAN Holdings [2]	331,821	4,174,308
Applied Optoelectronics [2]	32,350	2,736,487
Clearfield [2]	73,252	1,938,980
Digi International [2]	77,135	3,717,907
NETGEAR [2]	61,193	1,336,455
Ribbon Communications [2]	437,471	927,439
		14,831,576
Electronic Equipment, Instruments & Components - 7.4%
Arlo Technologies [2]	114,726	1,632,551
Bel Fuse Cl. B	20,856	4,129,071
Climb Global Solutions [2]	89,664	1,777,140
Kraken Robotics [2]	185,609	1,067,409
LightPath Technologies Cl. A [2]	290,176	2,910,465
Luna Innovations [1,2,3]	110,212	110,212
M-tron Industries [2]	2,173	145,265
nLIGHT [2]	63,580	3,625,332
Powerfleet [2]	628,693	1,936,374
Richardson Electronics	280,641	3,073,019
SmartRent Cl. A [2]	186,654	279,981
Vishay Precision Group [2]	71,848	3,119,640
		23,806,459
Semiconductors & Semiconductor Equipment - 9.0%
Aehr Test Systems [2,3]	28,903	1,071,723
Alpha and Omega Semiconductor [2]	49,619	1,099,557
Camtek [2]	20,936	3,174,107
Cohu [2]	142,006	4,348,224
Ichor Holdings [2]	96,161	4,482,064
inTEST Corporation [2]	220,595	3,011,122
Kopin Corporation [2]	1,192,237	2,682,533
Nova [2]	7,295	3,168,073
Penguin Solutions [2]	62,939	1,107,727
Ultra Clean Holdings [2]	78,651	4,890,519
		29,035,649
Software - 0.6%
PagerDuty [2]	128,418	797,476

PAR Technology [2]	88,974	1,186,023
		1,983,499
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [2]	45,100	414,469
Total		70,071,652

Materials – 4.9%
Chemicals - 2.1%
Core Molding Technologies [2]	78,404	1,756,250
5N Plus [2]	212,127	4,830,841
		6,587,091
Metals & Mining - 2.8%
Alphamin Resources	100,088	82,741
Altius Minerals	102,661	3,610,957
Ferroglobe	412,754	1,700,547
Major Drilling Group International [2]	318,982	3,673,418
		9,067,663
Total		15,654,754

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Marcus & Millichap	41,706	1,108,962
Total		1,108,962

TOTAL COMMON STOCKS
(Cost $224,277,540)		313,298,220

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.53%)
(Cost $347,487)	347,487	347,487

INVESTMENTS AT VALUE
(Cost $224,625,027)		313,645,707

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $9,409,772 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $9,597,363)
(Cost $9,408,988)		9,408,988

TOTAL INVESTMENTS – 100.3%
(Cost $234,034,015)		323,054,695

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(1,023,665)

NET ASSETS – 100.0%		$322,031,030

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Consumer Discretionary – 10.6%
Automobile Components - 4.5%
Dorman Products [2]	193,651	$20,209,418
LCI Industries	197,721	24,315,729
		44,525,147
Distributors - 0.7%
Pool Corporation	36,921	7,470,226
Household Durables - 0.9%
Installed Building Products	34,827	9,234,379
Leisure Products - 1.3%
Brunswick Corporation	173,350	12,612,946
Specialty Retail - 1.7%
Valvoline [2]	504,048	16,976,337
Textiles, Apparel & Luxury Goods - 1.5%
Ralph Lauren Cl. A	42,589	14,650,190
Total		105,469,225

Consumer Staples – 2.6%
Household Products - 0.9%
WD-40 Company	45,325	9,243,581
Personal Care Products - 1.7%
Interparfums	183,780	16,694,575
Total		25,938,156

Financials – 11.7%
Capital Markets - 10.5%
Evercore Cl. A	33,733	10,069,638
FactSet Research Systems	30,390	6,594,326
Lazard	391,377	16,625,695
Morningstar	70,944	11,993,083
SEI Investments	284,894	22,355,632
TMX Group	779,000	27,624,233
Victory Capital Holdings Cl. A	150,000	9,822,000
		105,084,607
Insurance - 1.2%
RLI Corp.	210,910	12,030,306
Total		117,114,913

Health Care – 1.4%
Life Sciences Tools & Services - 1.4%
Bio-Techne	268,407	14,026,950
Total		14,026,950

Industrials – 39.2%
Aerospace & Defense - 2.0%
Woodward	55,799	19,971,578
Building Products - 4.0%
AAON	134,083	11,095,368
Simpson Manufacturing	110,897	19,032,143
UFP Industries	109,932	10,126,936
		40,254,447
Commercial Services & Supplies - 5.1%
Brady Corporation Cl. A	147,000	11,942,280
MSA Safety	59,237	9,711,906

RB Global	301,625	28,910,757
		50,564,943
Construction & Engineering - 5.3%
Arcosa	338,163	35,892,621
Valmont Industries	42,529	16,993,312
		52,885,933
Ground Transportation - 1.7%
Landstar System	106,988	17,151,246
Machinery - 18.2%
Enpro	51,738	12,968,130
ESAB Corporation	241,126	23,307,239
ESCO Technologies	122,373	34,432,091
JBT Marel	270,744	34,620,035
Kadant	52,125	15,238,744
Lincoln Electric Holdings	85,626	21,327,724
Lindsay Corporation	39,698	4,726,841
RBC Bearings [2]	64,013	34,766,741
		181,387,545
Professional Services - 2.9%
Exponent	323,961	21,138,455
Korn Ferry	128,020	8,058,859
		29,197,314
Total		391,413,006

Information Technology – 15.3%
Electronic Equipment, Instruments & Components - 6.4%
Cognex Corporation	376,700	18,454,533
Knowles Corporation [2]	409,807	10,523,843
Littelfuse	103,394	35,086,754
		64,065,130
Semiconductors & Semiconductor Equipment - 8.9%
Cirrus Logic [2]	194,084	28,068,428
FormFactor [2]	69,637	6,754,093
MKS	170,729	39,235,231
Onto Innovation [2]	73,939	15,162,671
		89,220,423
Total		153,285,553

Materials – 9.1%
Chemicals - 3.5%
Innospec	72,524	5,295,702
Quaker Houghton	237,294	29,479,034
		34,774,736
Metals & Mining - 2.8%
Reliance	90,183	27,408,417
Paper & Forest Products - 2.8%
Stella-Jones	422,741	28,365,067
Total		90,548,220

Real Estate – 5.6%
Real Estate Management & Development - 5.6%
Colliers International Group	227,143	24,279,315
FirstService Corporation	225,537	31,336,111
Total		55,615,426

TOTAL COMMON STOCKS
(Cost $501,585,602)		953,411,449

INVESTMENTS AT VALUE
(Cost $501,585,602)		953,411,449

REPURCHASE AGREEMENT – 4.9%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $49,368,410 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $50,351,623)
(Cost $49,364,297)	49,364,297

TOTAL INVESTMENTS – 100.4%
(Cost $550,949,899)	1,002,775,746

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%	(3,846,184)

NET ASSETS – 100.0%	$998,929,562

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Communication Services – 1.1%
Diversified Telecommunication Services - 0.0%
IDT Corporation Cl. B	11,478	$563,570
Entertainment - 0.8%
IMAX Corporation [2]	406,039	15,433,542
Interactive Media & Services - 0.1%
QuinStreet [2]	76,292	916,267
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems	65,594	2,761,507
Total		19,674,886

Consumer Discretionary – 9.6%
Automobile Components - 2.7%
Dorman Products [2]	148,063	15,451,855
Gentex Corporation	199,977	4,369,497
LCI Industries	104,229	12,818,082
Lear Corporation	40,696	4,927,472
Visteon Corporation	120,899	11,015,108
		48,582,014
Diversified Consumer Services - 0.7%
frontdoor [2]	80,559	4,258,349
H&R Block	43,525	1,381,483
Lincoln Educational Services [2]	38,870	1,581,232
Stride [2]	51,304	4,523,474
		11,744,538
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming	54,285	4,461,141
Brightstar Lottery	418,435	5,330,862
		9,792,003
Household Durables - 1.6%
Champion Homes [2]	51,398	3,822,469
Ethan Allen Interiors	190,619	4,243,179
M/I Homes [2]	111,659	13,672,645
PulteGroup	30,743	3,615,684
Taylor Morrison Home [2]	73,318	4,270,040
		29,624,017
Leisure Products - 0.7%
Brunswick Corporation	108,461	7,891,623
YETI Holdings [2]	143,970	5,267,862
		13,159,485
Specialty Retail - 3.1%
Academy Sports & Outdoors	229,698	12,966,452
Advance Auto Parts	167,500	8,835,625
Asbury Automotive Group [2]	42,109	8,228,520
Bath & Body Works	153,683	2,869,262
J.Jill	293,042	3,358,261
OneWater Marine Cl. A [2]	13,386	126,498
Shoe Carnival	256,930	4,005,539
Signet Jewelers	52,571	4,449,609
Valvoline [2]	338,719	11,408,056
		56,247,822
Textiles, Apparel & Luxury Goods - 0.3%
Kontoor Brands	72,074	5,066,081
Movado Group	41,000	1,001,220
		6,067,301
Total		175,217,180

Consumer Staples – 1.9%
Food Products - 0.6%
J&J Snack Foods	88,374	7,005,407
Nomad Foods	498,310	4,788,759
		11,794,166
Household Products - 0.5%
Central Garden & Pet Cl. A [2]	33,085	1,072,616
WD-40 Company	36,531	7,450,132
		8,522,748
Personal Care Products - 0.8%
Interparfums	159,645	14,502,152
Total		34,819,066

Energy – 1.7%
Energy Equipment & Services - 0.5%
Pason Systems	1,002,400	9,540,490
Oil, Gas & Consumable Fuels - 1.2%
Chord Energy	6,820	969,668
Matador Resources	89,758	5,670,911
Secure Waste Infrastructure	154,412	2,423,128
SM Energy	190,513	5,940,195
Teekay Tankers Cl. A	76,660	5,620,711
		20,624,613
Total		30,165,103

Financials – 18.6%
Banks - 5.2%
Bank of N.T. Butterfield & Son	188,155	9,874,374
BankUnited	125,327	5,659,767
Beacon Financial	152,706	4,581,180
BOK Financial	40,236	5,152,622
Business First Bancshares	166,007	4,488,829
Chain Bridge Bancorp Cl. A [2]	37,865	1,321,489
Civista Bancshares	199,297	4,541,979
CNB Financial	122,380	3,544,125
Esquire Financial Holdings	29,440	3,164,800
First Bank	276,822	4,429,152
German American Bancorp	75,808	3,168,016
Hingham Institution for Savings	22,880	6,540,019
Home BancShares	191,671	5,161,700
Live Oak Bancshares	107,380	3,551,057
Northeast Bank	14,915	1,675,999
Origin Bancorp	191,051	7,920,974
Popular	107,297	14,396,039
Timberland Bancorp	122,859	4,844,330
		94,016,451
Capital Markets - 7.7%
Artisan Partners Asset Management Cl. A	383,134	13,942,246
Donnelley Financial Solutions [2]	97,186	4,581,348
Evercore Cl. A	10,122	3,021,518
FactSet Research Systems	8,070	1,751,109
GCM Grosvenor Cl. A	854,408	8,373,198
Houlihan Lokey Cl. A	6,500	933,530
Lazard	139,049	5,906,802
Marex Group	278,421	12,412,008
Miami International Holdings [2]	140,597	5,472,035
Moelis & Company Cl. A	40,085	2,284,845
Morningstar	36,206	6,120,624
Onex Corporation	155,417	11,342,056
Oppenheimer Holdings Cl. A	21,187	1,889,669
SEI Investments	274,408	21,532,796
Sprott	104,337	14,889,642
StoneX Group [2]	80,790	6,515,714
TMX Group	444,202	15,751,912
Victory Capital Holdings Cl. A	47,900	3,136,492
		139,857,544
Consumer Finance - 0.4%
FirstCash Holdings	41,532	7,808,016
Financial Services - 0.7%
Enact Holdings	102,892	4,199,022
Merchants Bancorp	88,768	3,809,035
Walker & Dunlop	92,526	4,106,304
		12,114,361
Insurance - 4.6%
AMERISAFE	107,991	3,599,340
Assured Guaranty	291,135	23,721,680
E-L Financial	1,072,700	12,206,772
Fidelis Insurance Holdings	209,283	3,999,398
International General Insurance Holdings	714,255	17,302,827
RenaissanceRe Holdings	19,655	5,842,056
RLI Corp.	163,871	9,347,202
Skyward Specialty Insurance Group [2]	66,121	2,888,165
United Fire Group	126,324	4,681,568
		83,589,008
Total		337,385,380

Health Care – 8.5%
Biotechnology - 2.5%
ADMA Biologics [2]	9,209	82,973
BridgeBio Oncology Therapeutics [2,3]	180,726	1,617,498
BridgeBio Pharma [2,3]	104,260	7,742,348
Catalyst Pharmaceuticals [2]	581,227	14,391,180
Centessa Pharmaceuticals ADR [2,3]	125,675	4,991,811
Compass Therapeutics [2,3]	490,597	2,595,258
Cytokinetics [2]	55,892	3,683,842
ORIC Pharmaceuticals [2,3]	310,372	3,932,413
PTC Therapeutics [2]	40,282	2,744,413
Zymeworks [2]	136,111	3,408,219
		45,189,955
Health Care Equipment & Supplies - 1.6%
Enovis Corporation [2]	216,677	4,929,402
Envista Holdings [2]	262,403	6,657,164
Establishment Labs Holdings [2]	107,563	6,107,427
TransMedics Group [2,3]	109,460	10,881,418
UFP Technologies [2]	9,725	1,882,760
		30,458,171
Health Care Providers & Services - 0.6%
GeneDx Holdings Cl. A [2]	49,547	3,181,908
PACS Group [2]	177,030	5,686,204
Pediatrix Medical Group [2]	86,813	1,856,930
		10,725,042
Health Care Technology - 0.0%
SOPHiA GENETICS [2,3]	23,885	118,231
Life Sciences Tools & Services - 1.1%
Avantor [2]	330,942	2,594,585
Bio-Techne	107,101	5,597,098
Repligen Corporation [2]	52,107	6,139,247
Stevanato Group	382,358	5,257,423
		19,588,353
Pharmaceuticals - 2.7%
Alumis [2]	188,696	4,156,973
Amphastar Pharmaceuticals [2]	221,942	4,347,844
ANI Pharmaceuticals [2]	10,661	819,831
Axsome Therapeutics [2]	24,639	4,164,484
Collegium Pharmaceutical [2]	121,782	4,027,331
CorMedix [2]	603,518	4,097,887
Elanco Animal Health [2]	211,148	5,052,772
Esperion Therapeutics [2]	354,287	970,746
Harmony Biosciences Holdings [2]	150,360	4,211,584
Indivior Pharmaceuticals [2]	3,950	120,396
Innoviva [2]	211,121	4,919,119
Prestige Consumer Healthcare [2]	55,383	3,282,550
SIGA Technologies	373,244	1,996,855
Supernus Pharmaceuticals [2]	83,995	4,341,701
Zevra Therapeutics [2]	271,008	2,525,795
		49,035,868
Total		155,115,620

Industrials – 29.9%
Aerospace & Defense - 0.1%
Chemring Group [1]	131,591	891,236
FTAI Aviation	6,708	1,643,460
		2,534,696
Building Products - 2.6%
AAON	109,388	9,051,857
Builders FirstSource [2]	72,073	5,933,770
CSW Industrials	7,085	1,846,209
Modine Manufacturing [2]	31,620	6,852,370
Simpson Manufacturing	55,863	9,587,208
Trex Company [2]	81,757	2,977,590
UFP Industries	116,932	10,771,776
		47,020,780
Commercial Services & Supplies - 1.5%
Brady Corporation Cl. A	96,329	7,825,768
BrightView Holdings [2]	197,651	2,330,305
Ennis	23,750	508,725
Healthcare Services Group [2]	351,617	6,522,495
Interface	170,958	4,260,273
MSA Safety	14,030	2,300,219
RB Global	25,600	2,453,760
UniFirst Corporation	4,750	1,195,053
		27,396,598
Construction & Engineering - 5.4%
Ameresco Cl. A [2]	155,529	3,965,990
Arcosa	388,457	41,230,826
Argan	7,992	4,352,843
Construction Partners Cl. A [2]	106,429	11,826,390
IES Holdings [2]	24,754	11,794,538
Legence Corp. Cl. A [2]	152,106	8,587,905
Limbach Holdings [2,3]	36,431	2,843,440
NWPX Infrastructure [2]	11,256	876,392
Valmont Industries	31,872	12,735,095
		98,213,419
Electrical Equipment - 0.7%
American Superconductor [2]	92,177	3,120,191
Preformed Line Products	35,721	9,671,461
		12,791,652
Ground Transportation - 0.7%
Landstar System	35,404	5,675,616
Saia [2]	18,515	6,503,949
		12,179,565
Machinery - 10.5%
Alamo Group	14,528	2,396,684
Allison Transmission Holdings	37,385	4,376,288
Atmus Filtration Technologies	303,418	17,225,040
Blue Bird [2]	91,204	5,179,475
CECO Environmental [2]	123,303	7,346,393
Enpro	77,069	19,317,345
ESAB Corporation	180,384	17,435,917
ESCO Technologies	60,704	17,080,284
Graham Corporation [2]	151,141	11,928,048
Helios Technologies	54,852	3,549,473
JBT Marel	150,262	19,214,002
Kadant	58,210	17,017,694
Lincoln Electric Holdings	54,999	13,699,151
Lindsay Corporation	52,639	6,267,726
Miller Industries	100,457	4,575,816
RBC Bearings [2]	37,789	20,523,962
Timken Company (The)	43,265	4,351,161
		191,484,459
Marine Transportation - 1.3%
Genco Shipping & Trading	197,626	4,456,466
Kirby Corporation [2]	75,196	9,992,044
Matson	49,725	8,151,917
		22,600,427
Professional Services - 4.5%
Andersen Group Cl. A [2]	311,937	8,484,686
Barrett Business Services	315,567	9,208,245
CBIZ [2]	159,176	4,273,876
Exponent	207,263	13,523,911
Franklin Covey [2]	190,198	3,003,226
IBEX [2]	160,627	4,308,016
Insperity	161,609	4,369,907
KBR	343,396	12,657,577
Korn Ferry	212,881	13,400,859
MAXIMUS	131,899	8,454,726
		81,685,029
Trading Companies & Distributors - 2.6%
Air Lease Cl. A	142,808	9,273,952
Applied Industrial Technologies	43,882	11,642,772
Distribution Solutions Group [2]	106,672	2,799,073
EVI Industries	357,028	7,347,636
MSC Industrial Direct Cl. A	47,669	4,398,419
Rush Enterprises Cl. A	16,774	1,108,929
Transcat [2,3]	139,216	10,225,415
		46,796,196
Total		542,702,821

Information Technology – 15.8%
Communications Equipment - 0.7%
Digi International [2]	258,206	12,445,529
Electronic Equipment, Instruments & Components - 5.4%
Cognex Corporation	261,995	12,835,135
Crane NXT Co.	143,291	5,816,182
ePlus	56,847	4,277,737
Flex [2]	19,781	1,294,864
Jabil	3,350	889,861
Knowles Corporation [2,3]	179,226	4,602,524
Littelfuse	35,608	12,083,575
Mirion Technologies Cl. A [2]	193,823	3,603,169
nLIGHT [2]	184,136	10,499,435
Powerfleet [2]	751,408	2,314,336
Sanmina Corporation [2]	33,742	4,374,313
TD SYNNEX	29,839	5,034,138
Teledyne Technologies [2]	6,340	3,835,763
TTM Technologies [2,3]	106,990	10,422,966
Vontier Corporation	458,947	16,278,850
		98,162,848
IT Services - 1.0%
DigitalOcean Holdings [2,3]	100,459	8,617,373
Hackett Group (The)	514,151	6,689,105
Kyndryl Holdings [2]	160,235	2,102,283
Wix.com [2,3]	8,342	751,364
		18,160,125
Semiconductors & Semiconductor Equipment - 7.3%
Camtek [2]	67,319	10,206,234
Cirrus Logic [2]	119,454	17,275,437
Cohu [2]	279,994	8,573,416
FormFactor [2]	94,860	9,200,471
Ichor Holdings [2]	111,267	5,186,155
Impinj [2]	49,151	5,047,808
Kulicke & Soffa Industries	63,858	4,196,748
MKS	46,194	10,615,843
Nova [2,3]	30,750	13,354,110
Onto Innovation [2]	83,779	17,180,559
Photronics [2]	130,787	5,285,103
Semtech Corporation [2]	68,447	5,262,890
SiTime Corporation [2]	16,321	5,636,457
Tower Semiconductor [2]	49,172	8,628,703
Ultra Clean Holdings [2]	120,083	7,466,761
		133,116,695
Software - 1.0%
Agilysys [2]	94,589	6,729,062
Computer Modelling Group	1,389,433	4,274,871
I3 Verticals Cl. A [2,3]	18,020	402,927
JFrog [2]	166,443	7,811,170
		19,218,030
Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf [2]	86,200	6,502,928
Total		287,606,155

Materials – 7.8%
Chemicals - 4.7%
Element Solutions	961,548	32,827,249
5N Plus [2]	193,281	4,401,655
Ingevity Corporation [2]	166,447	11,856,020
Innospec	93,086	6,797,140
Minerals Technologies	154,907	10,986,004
Quaker Houghton	148,396	18,435,235
		85,303,303
Construction Materials - 0.2%
United States Lime & Minerals	21,912	2,861,926
Containers & Packaging - 0.3%
Myers Industries	51,665	1,094,265
Silgan Holdings	117,330	4,552,404
		5,646,669
Metals & Mining - 1.9%
Alamos Gold Cl. A	354,328	15,764,043
Century Aluminum [2]	120,097	7,048,493
Commercial Metals	38,391	2,358,359
Major Drilling Group International [2]	281,491	3,241,669
Metallus [2]	69,000	1,127,460
Reliance	14,973	4,550,594
		34,090,618
Paper & Forest Products - 0.7%
Stella-Jones	190,714	12,796,524
Sylvamo Corporation	18,228	769,951
		13,566,475
Total		141,468,991

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
Colliers International Group	36,555	3,907,364
FirstService Corporation	37,478	5,207,193
FRP Holdings [2]	170,323	3,726,667
Marcus & Millichap	70,203	1,866,698
Total		14,707,922

TOTAL COMMON STOCKS
(Cost $1,144,653,997)		1,738,863,124

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Hermes Government Obligations Fund -
Institutional Shares (7 day yield-3.53%)
(Cost $4,840,099)	4,840,099	4,840,099

INVESTMENTS AT VALUE
(Cost $1,149,494,096)		1,743,703,223

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $78,719,211 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $80,286,993)
(Cost $78,712,652)		78,712,652

TOTAL INVESTMENTS – 100.3%
(Cost $1,228,206,748)		1,822,415,875

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(5,334,818)

NET ASSETS – 100.0%		$1,817,081,057

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Communication Services – 2.7%
Entertainment - 1.4%
IMAX Corporation [2]	118,000	$4,485,180
Lionsgate Studios [2]	879,183	8,431,365
Starz Entertainment [2,3]	263,783	3,033,505
		15,950,050
Interactive Media & Services - 1.0%
IAC [2]	174,423	6,982,153
QuinStreet [2]	364,363	4,375,999
		11,358,152
Media - 0.3%
Magnite [2]	263,957	3,135,809
Total		30,444,011

Consumer Discretionary – 9.4%
Automobile Components - 1.0%
Dauch Corporation [2]	277,978	1,648,409
Fox Factory Holding Corp. [2]	171,017	2,814,940
Gentherm [2]	252,296	7,008,783
		11,472,132
Automobiles - 0.2%
Winnebago Industries	66,088	2,048,067
Broadline Retail - 0.5%
Dillard’s Cl. A	10,325	5,907,036
Diversified Consumer Services - 1.6%
American Public Education [2]	167,484	9,526,490
Universal Technical Institute [2]	230,068	8,305,455
		17,831,945
Hotels, Restaurants & Leisure - 0.5%
Pursuit Attractions and Hospitality [2]	160,981	5,896,734
Household Durables - 0.8%
Champion Homes [2]	68,706	5,109,665
Sonos [2]	271,089	3,632,593
		8,742,258
Specialty Retail - 3.5%
Abercrombie & Fitch Cl. A [2]	67,340	6,152,856
Advance Auto Parts	187,414	9,886,088
J.Jill	327,747	3,755,981
MarineMax [2]	257,434	6,966,164
OneWater Marine Cl. A [2]	188,156	1,778,074
RH [2]	30,533	4,269,124
Victoria’s Secret & Co. [2]	128,367	5,951,094
		38,759,381
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings [2]	161,989	2,854,246
Carter’s	149,605	5,349,875
Kontoor Brands	47,357	3,328,724
Lakeland Industries [2]	434,891	3,561,757
		15,094,602
Total		105,752,155

Consumer Staples – 0.4%
Personal Care Products - 0.4%
e.l.f. Beauty [2,3]	69,283	4,199,243
Total		4,199,243

Energy – 9.5%
Energy Equipment & Services - 6.1%
Archrock	159,056	5,535,149
Cactus Cl. A	114,414	5,419,791
Flowco Holdings Cl. A	234,468	4,830,041
Kodiak Gas Services	173,716	10,131,117
Liberty Energy Cl. A	338,226	9,740,909
Ranger Energy Services Cl. A	352,718	6,045,586
Select Water Solutions Cl. A	754,411	11,542,488
Solaris Energy Infrastructure Cl. A	145,951	8,247,691
TETRA Technologies [2]	866,829	7,385,383
		68,878,155
Oil, Gas & Consumable Fuels - 3.4%
Ardmore Shipping	120,559	1,838,525
Comstock Resources [2]	223,275	4,706,637
Matador Resources	78,253	4,944,025
Navigator Holdings	371,932	7,189,446
Northern Oil and Gas	129,758	3,792,826
Range Resources	62,446	2,821,310
SandRidge Energy	459,492	7,494,314
Vermilion Energy	403,001	5,553,540
		38,340,623
Total		107,218,778

Financials – 11.5%
Banks - 5.2%
Axos Financial [2]	63,105	5,369,604
BankUnited	180,608	8,156,257
BayCom Corp.	238,912	7,101,659
Business First Bancshares	268,418	7,258,023
Customers Bancorp [2]	63,634	4,416,836
Dime Community Bancshares	198,600	6,716,652
Hilltop Holdings	66,683	2,388,585
OceanFirst Financial	195,792	3,532,088
Seacoast Banking Corporation of Florida	271,919	8,236,427
TowneBank	144,879	4,878,076
		58,054,207
Capital Markets - 3.5%
Artisan Partners Asset Management Cl. A	46,952	1,708,583
Canaccord Genuity Group	758,481	6,493,788
Evercore Cl. A	16,092	4,803,623
Marex Group	145,245	6,475,022
Moelis & Company Cl. A	91,321	5,205,297
Perella Weinberg Partners Cl. A	408,026	7,409,752
Victory Capital Holdings Cl. A	112,678	7,378,156
		39,474,221
Consumer Finance - 0.6%
Encore Capital Group [2]	95,002	6,661,540
Financial Services - 1.3%
Euronet Worldwide [2]	79,327	5,264,933
NCR Atleos [2]	149,974	6,535,867
Walker & Dunlop	65,595	2,911,106
		14,711,906
Insurance - 0.9%
Abacus Global Management	798,589	6,292,881
Kingstone Companies	273,921	3,991,029
		10,283,910
Total		129,185,784

Health Care – 9.1%
Health Care Equipment & Supplies - 4.1%
AngioDynamics [2,3]	639,301	7,268,852
Apyx Medical [2]	589,063	2,173,643
Artivion [2]	106,470	3,898,932
Avanos Medical [2,3]	233,193	3,267,034
Bioventus Cl. A [2,3]	789,341	7,206,683
Ceribell [2]	265,533	4,867,220
DENTSPLY SIRONA [2]	229,074	2,657,258
Tandem Diabetes Care [2]	358,996	6,881,953
Teleflex	28,604	3,421,325
Varex Imaging [2]	389,994	4,137,836
		45,780,736
Health Care Providers & Services - 3.0%
Alignment Healthcare [2]	287,177	5,060,059
AMN Healthcare Services [2]	255,328	4,682,715
Astrana Health [2]	203,643	4,993,326
Concentra Group Holdings Parent	209,693	4,497,915
Lumexa Imaging Holdings [2]	169,876	1,460,934
Privia Health Group [2]	343,440	7,064,561
RadNet [2]	70,520	3,941,363
Strata Critical Medical [2]	610,006	2,549,825
		34,250,698
Health Care Technology - 0.8%
Certara [2]	244,518	1,393,753
LifeMD [2,3]	618,717	2,233,568
OptimizeRx Corporation [2]	457,111	2,870,657
SOPHiA GENETICS [2,3]	607,935	3,009,278
		9,507,256
Life Sciences Tools & Services - 0.3%
Azenta [2]	133,841	2,828,060
Pharmaceuticals - 0.9%
CorMedix [2]	416,894	2,830,710
Innoviva [2]	299,716	6,983,383
		9,814,093
Total		102,180,843

Industrials – 27.2%
Aerospace & Defense - 4.5%
AAR Corp. [2]	73,804	8,078,586
Astronics Corporation [2]	105,503	7,040,215
ATI [2]	50,448	7,338,166
BWX Technologies	10,868	2,222,397
Ducommun [2]	43,399	5,294,678
Leonardo DRS	145,433	6,474,677
Mercury Systems [2]	113,263	8,258,006
Redwire Corporation [2]	115,824	984,504
VSE Corporation	24,275	4,476,310
		50,167,539
Air Freight & Logistics - 1.0%
Hub Group Cl. A	151,712	5,467,701
Radiant Logistics [2]	828,483	5,840,805
		11,308,506
Building Products - 2.7%
Apogee Enterprises	110,671	3,711,905
Gibraltar Industries [2]	126,449	5,041,522
Janus International Group [2]	394,983	2,034,162
Modine Manufacturing [2]	32,987	7,148,613
Resideo Technologies [2]	255,424	8,610,343
Trex Company [2]	119,942	4,368,288
		30,914,833
Commercial Services & Supplies - 1.0%
ACV Auctions Cl. A [2]	512,198	2,171,719
Healthcare Services Group [2]	244,433	4,534,232
Montrose Environmental Group [2]	199,274	4,362,108
		11,068,059
Construction & Engineering - 3.7%
Ameresco Cl. A [2]	241,596	6,160,698
Concrete Pumping Holdings [2]	330,670	2,360,984
Construction Partners Cl. A [2]	38,180	4,242,562
Limbach Holdings [2]	72,331	5,645,434
NWPX Infrastructure [2]	103,968	8,094,948
Orion Group Holdings [2]	763,464	8,321,758
Primoris Services	49,428	7,070,181
		41,896,565
Electrical Equipment - 1.8%
American Superconductor [2]	158,982	5,381,540
Babcock & Wilcox Enterprises [2]	339,820	4,991,956
LSI Industries	287,590	5,349,174
Shoals Technologies Group Cl. A [2]	766,141	5,041,208
		20,763,878
Ground Transportation - 2.0%
FTAI Infrastructure	1,490,597	7,363,549
Marten Transport	345,371	4,534,721
Proficient Auto Logistics [2,3]	355,935	2,413,239
RXO [2]	238,507	3,486,973
Werner Enterprises	159,561	4,692,689
		22,491,171
Machinery - 3.3%
Aebi Schmidt Holding	473,677	4,599,404
CECO Environmental [2]	146,709	8,740,922
Helios Technologies	84,666	5,478,737
Luxfer Holdings	540,526	6,583,607
Mayville Engineering [2,3]	386,576	6,939,039
Stratasys [2]	97,827	764,029
Tennant Company	10,296	683,654
Titan International [2]	379,735	2,623,969
Wabash National	71,168	613,468
		37,026,829
Professional Services - 3.7%
Amentum Holdings [2]	282,997	7,380,562
Kforce	41,182	1,204,162
Mistras Group [2]	635,720	9,395,941
Parsons Corporation [2,3]	112,979	6,120,072
Public Policy Holding Company [2,3]	344,383	4,504,530
Robert Half	206,414	5,242,916
Spire Global Cl. A [2]	293,421	3,691,236
TIC Solutions [2,3]	210,016	1,381,905
TrueBlue [2,3]	649,104	2,537,997
		41,459,321
Trading Companies & Distributors - 3.5%
Boise Cascade	51,307	3,891,636
DNOW [2]	679,584	8,093,846
NPK International [2]	559,896	8,112,893
SiteOne Landscape Supply [2]	39,167	5,213,519
Titan Machinery [2]	226,695	3,790,340
Transcat [2]	69,265	5,087,514
WESCO International	17,848	4,883,570
		39,073,318
Total		306,170,019

Information Technology – 19.5%
Communications Equipment - 4.6%
ADTRAN Holdings [2]	768,620	9,669,240
Applied Optoelectronics [2]	56,080	4,743,807
Aviat Networks [2]	340,071	7,689,005
Comtech Telecommunications [2]	880,271	2,922,500
Digi International [2]	179,621	8,657,732
Gilat Satellite Networks [2]	364,926	5,481,189
Inseego Corp. [2,3]	414,086	4,604,636
Lantronix [2]	424,667	2,225,255
NETGEAR [2]	77,216	1,686,398
Ribbon Communications [2]	1,746,553	3,702,692
		51,382,454
Electronic Equipment, Instruments & Components - 4.1%
Advanced Energy Industries	19,166	6,185,060
Arlo Technologies [2]	417,751	5,944,597
CTS Corporation	133,497	6,375,817
Identiv [2]	605,621	2,240,798
IPG Photonics [2]	43,543	4,989,592
Knowles Corporation [2]	308,608	7,925,054
nLIGHT [2]	79,651	4,541,700
Powerfleet [2]	1,037,255	3,194,745
SmartRent Cl. A [2]	1,033,632	1,550,448
Vishay Precision Group [2]	81,258	3,528,222
		46,476,033
IT Services - 0.9%
CI&T Cl. A [2,3]	577,292	2,926,870
Crexendo [2]	358,811	2,213,864
EPAM Systems [2]	29,947	4,054,824
Grid Dynamics Holdings [2]	214,649	1,223,499
		10,419,057
Semiconductors & Semiconductor Equipment - 7.4%
Alpha and Omega Semiconductor [2]	181,511	4,022,284
Amkor Technology	121,870	5,487,806
Axcelis Technologies [2]	54,714	5,092,779
Cohu [2]	303,530	9,294,089
FormFactor [2]	69,816	6,771,454
Ichor Holdings [2]	132,100	6,157,181
indie Semiconductor Cl. A [2,3]	974,583	3,138,157
inTEST Corporation [2]	424,780	5,798,247
Kopin Corporation [2]	2,227,389	5,011,625
Kulicke & Soffa Industries	52,307	3,437,616
Penguin Solutions [2]	364,073	6,407,685
Silicon Motion Technology ADR	55,243	6,203,236
Ultra Clean Holdings [2]	131,760	8,192,837
Veeco Instruments [2]	245,978	8,328,815
		83,343,811
Software - 2.5%
A10 Networks	418,132	9,667,212
Blend Labs Cl. A [2,3]	514,772	875,112
I3 Verticals Cl. A [2,3]	273,099	6,106,494
LiveRamp Holdings [2]	144,658	3,836,330
NCR Voyix [2]	67,023	424,255
Veritone [2,3]	680,447	1,340,481
Viant Technology Cl. A [2]	518,206	5,803,907
		28,053,791
Total		219,675,146

Materials – 6.0%
Chemicals - 1.8%
Arq [2]	900,007	2,304,018
Aspen Aerogels [2]	507,805	1,736,693
Flotek Industries [2,3]	226,521	3,844,062
Ingevity Corporation [2]	107,403	7,650,316
Intrepid Potash [2]	100,329	4,291,071
		19,826,160
Containers & Packaging - 0.2%
Ranpak Holdings Cl. A [2]	782,761	2,794,457
Metals & Mining - 4.0%
Almonty Industries [2,3]	342,821	4,964,048
AMG Critical Materials [1]	135,168	5,466,001
Capstone Copper [2]	781,632	5,894,127
Commercial Metals	88,468	5,434,589
Ferroglobe	595,291	2,452,599
Major Drilling Group International [2]	682,048	7,854,510
Materion Corporation	53,287	7,707,964
Metallus [2]	290,717	4,750,316
Noranda Aluminum Holding Corporation [2,4]	488,157	0
		44,524,154
Total		67,144,771

TOTAL COMMON STOCKS
(Cost $783,913,569)		1,071,970,750

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds
Federated Hermes Government Obligations Fund -
Institutional Shares (7 day yield-3.53%)
(Cost $5,162,668)	5,162,668	5,162,668

INVESTMENTS AT VALUE
(Cost $789,076,237)		1,077,133,418

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $54,453,240 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $55,537,757)
(Cost $54,448,703)		54,448,703

TOTAL INVESTMENTS – 100.6%
(Cost $843,524,940)		1,131,582,121

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(7,151,243)

NET ASSETS – 100.0%		$1,124,430,878

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 78.8%

Consumer Discretionary – 24.8%
Automobile Components - 8.4%
Standard Motor Products	1,040,000	$36,129,600
Broadline Retail - 4.7%
Macy’s	1,115,000	20,170,350
Diversified Consumer Services - 3.9%
H&R Block	520,000	16,504,800
Hotels, Restaurants & Leisure - 0.0%
Nathan’s Famous	1,000	100,730
Household Durables - 2.1%
Ethan Allen Interiors	395,000	8,792,700
Textiles, Apparel & Luxury Goods - 5.7%
Movado Group	995,000	24,297,900
Total		105,996,080

Consumer Staples – 8.5%
Consumer Staples Distribution & Retail - 3.5%
Ingles Markets Cl. A	168,000	15,101,520
Food Products - 3.3%
John B. Sanfilippo & Son	179,000	14,200,070
Household Products - 1.7%
Oil-Dri Corporation of America	112,000	7,290,080
Total		36,591,670

Financials – 9.9%
Capital Markets - 8.4%
Diamond Hill Investment Group [2]	85,000	14,628,500
Federated Hermes Cl. B	301,000	17,069,710
GAMCO Investors Cl. A [1]	187,500	4,410,000
		36,108,210
Financial Services - 1.5%
Euronet Worldwide [2]	96,000	6,371,520
Total		42,479,730

Health Care – 0.4%
Health Care Equipment & Supplies - 0.4%
Kewaunee Scientific [2]	48,000	1,644,960
Total		1,644,960

Industrials – 19.2%
Building Products - 4.6%
Gibraltar Industries [2]	7,000	279,090
Insteel Industries	220,000	7,394,200
UFP Industries	132,000	12,159,840
		19,833,130
Commercial Services & Supplies - 5.0%
Ennis	990,000	21,205,800
Machinery - 7.1%
Gencor Industries [2,5]	935,000	14,025,000
Mueller Industries	149,000	16,509,200
		30,534,200
Professional Services - 2.5%
ManpowerGroup	360,000	10,605,600
Total		82,178,730

Information Technology – 8.4%
Electronic Equipment, Instruments & Components - 4.2%
Vishay Intertechnology	1,010,000	18,180,000
Semiconductors & Semiconductor Equipment - 3.5%
NVE Corporation	228,500	14,966,750
Software - 0.7%
OneSpan	270,000	2,843,100
Total		35,989,850

Materials – 7.3%
Chemicals - 0.4%
Innospec	21,000	1,533,420
Construction Materials - 0.3%
United States Lime & Minerals	8,500	1,110,185
Metals & Mining - 2.8%
Commercial Metals	120,000	7,371,600
Metallus [2]	290,000	4,738,600
		12,110,200
Paper & Forest Products - 3.8%
Sylvamo Corporation	389,000	16,431,360
Total		31,185,165

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Marcus & Millichap	41,000	1,090,190
Total		1,090,190

TOTAL COMMON STOCKS
(Cost $276,901,502)		337,156,375

INVESTMENTS AT VALUE
(Cost $276,901,502)		337,156,375

REPURCHASE AGREEMENT – 21.4%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $91,538,546 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $93,361,565)
(Cost $91,530,918)		91,530,918

TOTAL INVESTMENTS – 100.2%
(Cost $368,432,420)		428,687,293

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(723,971)

NET ASSETS – 100.0%		$427,963,322

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Communication Services – 2.0%
Diversified Telecommunication Services - 0.7%
IDT Corporation Cl. B	113,583	$5,576,925
Wireless Telecommunication Services - 1.3%
Telephone and Data Systems	268,949	11,322,753
Total		16,899,678

Consumer Discretionary – 10.8%
Hotels, Restaurants & Leisure - 2.2%
Brightstar Lottery	1,454,408	18,529,158
Leisure Products - 1.7%
YETI Holdings [2]	392,364	14,356,599
Specialty Retail - 6.9%
Academy Sports & Outdoors	467,716	26,402,568
Advance Auto Parts	437,576	23,082,134
Bath & Body Works	465,482	8,690,549
OneWater Marine Cl. A [2]	33,412	315,743
		58,490,994
Total		91,376,751

Consumer Staples – 7.2%
Food Products - 4.2%
J&J Snack Foods	277,119	21,967,223
Nomad Foods	1,446,901	13,904,719
		35,871,942
Household Products - 1.9%
Central Garden & Pet Cl. A [2]	152,685	4,950,048
Kimberly-Clark de Mexico	4,844,520	11,471,373
		16,421,421
Personal Care Products - 1.1%
Interparfums	98,706	8,966,453
Total		61,259,816

Energy – 3.2%
Energy Equipment & Services - 3.2%
Cactus Cl. A	205,840	9,750,641
Core Laboratories	172,173	2,890,785
Pason Systems	1,536,628	14,625,084
Total		27,266,510

Financials – 32.9%
Banks - 15.7%
BankUnited	214,426	9,683,478
Esquire Financial Holdings	35,197	3,783,678
First Financial Bankshares	342,945	10,099,730
German American Bancorp	359,590	15,027,266
Glacier Bancorp	319,945	14,291,943
Hingham Institution for Savings	43,697	12,490,351
Home BancShares	704,001	18,958,747
Live Oak Bancshares	329,217	10,887,206
Metropolitan Bank Holding Corp.	4,953	412,535
Origin Bancorp	369,432	15,316,651
Seacoast Banking Corporation of Florida	257,550	7,801,190
TowneBank	438,114	14,751,298
		133,504,073
Capital Markets - 3.1%
Donnelley Financial Solutions [2]	206,958	9,756,000
Marex Group	343,257	15,302,397
Tel Aviv Stock Exchange [1]	24,348	1,078,094
		26,136,491
Financial Services - 3.2%
Merchants Bancorp	340,062	14,592,061
Walker & Dunlop	282,819	12,551,507
		27,143,568
Insurance - 10.9%
AMERISAFE	405,545	13,516,815
Assured Guaranty	322,034	26,239,330
Crawford & Company Cl. A	450,379	4,490,279
Fidelis Insurance Holdings	730,074	13,951,714
International General Insurance Holdings	1,130,355	27,382,850
RenaissanceRe Holdings	22,307	6,630,309
		92,211,297
Total		278,995,429

Health Care – 3.4%
Health Care Providers & Services - 2.8%
PACS Group [2]	504,885	16,216,906
Pediatrix Medical Group [2]	342,909	7,334,824
		23,551,730
Life Sciences Tools & Services - 0.6%
Avantor [2]	662,112	5,190,958
Total		28,742,688

Industrials – 21.5%
Aerospace & Defense - 0.7%
FTAI Aviation	24,996	6,124,020
Building Products - 2.4%
UFP Industries	215,668	19,867,336
Commercial Services & Supplies - 2.1%
Healthcare Services Group [2]	954,124	17,699,000
Machinery - 2.9%
Douglas Dynamics	192,764	8,113,437
Timken Company (The)	164,907	16,584,697
		24,698,134
Professional Services - 10.5%
Andersen Group Cl. A [2]	669,657	18,214,671
Barrett Business Services	736,589	21,493,667
CBIZ [2]	444,013	11,921,749
Franklin Covey [2,5]	613,099	9,680,833
Insperity	451,384	12,205,423
KBR	425,040	15,666,975
		89,183,318
Trading Companies & Distributors - 2.9%
MSC Industrial Direct Cl. A	260,808	24,064,754
Total		181,636,562

Information Technology – 7.1%
Electronic Equipment, Instruments & Components - 2.1%
Vontier Corporation	509,388	18,067,992
IT Services - 2.6%
Hackett Group (The) [5]	1,552,106	20,192,899
Kyndryl Holdings [2]	121,189	1,590,000
		21,782,899
Semiconductors & Semiconductor Equipment - 2.4%
Kulicke & Soffa Industries	308,716	20,288,816
Total		60,139,707

Materials – 7.3%
Chemicals - 5.1%
Element Solutions	379,067	12,941,347
Ingevity Corporation [2]	312,518	22,260,657
Quaker Houghton	67,170	8,344,529
		43,546,533
Containers & Packaging - 2.2%
Silgan Holdings	473,460	18,370,248
Total		61,916,781

TOTAL COMMON STOCKS
(Cost $709,320,202)		808,233,922

INVESTMENTS AT VALUE
(Cost $709,320,202)		808,233,922

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $37,152,593 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $37,892,538)
(Cost $37,149,497)		37,149,497

TOTAL INVESTMENTS – 99.8%
(Cost $746,469,699)		845,383,419

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		1,525,000

NET ASSETS – 100.0%		$846,908,419

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Discretionary – 23.7%
Automobile Components - 5.0%
Gentex Corporation	70,706	$1,544,926
Lear Corporation	15,134	1,832,425
Visteon Corporation	17,335	1,579,392
		4,956,743
Diversified Consumer Services - 2.1%
frontdoor [2]	14,137	747,282
Stride [2]	15,662	1,380,918
		2,128,200
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming	16,800	1,380,624
Household Durables - 6.4%
Ethan Allen Interiors	26,963	600,196
M/I Homes [2]	14,004	1,714,790
Meritage Homes	14,480	895,443
PulteGroup	14,689	1,727,573
Taylor Morrison Home [2]	24,977	1,454,661
		6,392,663
Specialty Retail - 7.2%
Academy Sports & Outdoors	27,376	1,545,375
Buckle (The)	34,537	1,739,283
J.Jill	99,182	1,136,626
Shoe Carnival	75,003	1,169,297
Signet Jewelers	15,479	1,310,143
Williams-Sonoma	1,268	231,194
		7,131,918
Textiles, Apparel & Luxury Goods - 1.6%
Kontoor Brands	21,937	1,541,952
Total		23,532,100

Consumer Staples – 2.0%
Consumer Staples Distribution & Retail - 2.0%
Village Super Market Cl. A	46,774	1,975,266
Total		1,975,266

Energy – 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Chord Energy	6,777	963,554
Matador Resources	29,217	1,845,930
Riley Exploration Permian	36,584	1,333,487
SM Energy	58,709	1,830,546
Teekay Tankers Cl. A	24,374	1,787,102
Total		7,760,619

Financials – 26.5%
Banks - 19.9%
Beacon Financial	47,344	1,420,320
Burke & Herbert Financial Services	21,671	1,349,887
Business First Bancshares	53,050	1,434,472
Civista Bancshares	67,648	1,541,698
CNB Financial	35,867	1,038,708
Dime Community Bancshares	7,484	253,109
First Bank	99,813	1,597,008
FS Bancorp	35,954	1,387,465
Heritage Financial	30,189	784,914
Mid Penn Bancorp	36,737	1,181,462
OceanFirst Financial	38,283	690,625
Princeton Bancorp	29,563	998,342
Timberland Bancorp	50,228	1,980,490
TrustCo Bank Corp NY	5,750	251,735
Unity Bancorp	34,626	1,794,666
Univest Financial	19,709	675,230
WesBanco	35,962	1,240,329
Western New England Bancorp	11,589	149,846
		19,770,306
Capital Markets - 1.6%
Evercore Cl. A	5,463	1,630,760
Financial Services - 1.7%
Enact Holdings	40,760	1,663,416
Insurance - 3.3%
Donegal Group Cl. A	72,496	1,245,482
Tiptree	40,572	686,478
United Fire Group	35,366	1,310,664
		3,242,624
Total		26,307,106

Health Care – 9.9%
Biotechnology - 2.6%
Catalyst Pharmaceuticals [2]	80,681	1,997,662
Entrada Therapeutics [2]	44,384	560,126
		2,557,788
Health Care Providers & Services - 0.7%
Pediatrix Medical Group [2]	35,472	758,746
Pharmaceuticals - 6.6%
Amphastar Pharmaceuticals [2]	52,588	1,030,199
Collegium Pharmaceutical [2]	34,635	1,145,379
CorMedix [2]	165,338	1,122,645
Harmony Biosciences Holdings [2]	44,465	1,245,465
Innoviva [2]	63,577	1,481,344
SIGA Technologies	99,249	530,982
		6,556,014
Total		9,872,548

Industrials – 16.6%
Building Products - 0.2%
UFP Industries	2,604	239,880
Commercial Services & Supplies - 1.5%
Interface	59,965	1,494,328
Construction & Engineering - 0.6%
Sterling Infrastructure [2]	1,499	610,498
Ground Transportation - 0.8%
ArcBest Corporation	8,125	799,175
Machinery - 3.7%
Allison Transmission Holdings	15,749	1,843,578
Blue Bird [2]	31,863	1,809,500
		3,653,078
Marine Transportation - 1.8%
Genco Shipping & Trading	78,121	1,761,628
Professional Services - 6.9%
Barrett Business Services	35,119	1,024,772
IBEX [2]	73,275	1,965,236
Kforce	28,292	827,258
Korn Ferry	25,791	1,623,543
MAXIMUS	22,767	1,459,365
		6,900,174
Trading Companies & Distributors - 1.1%
DNOW [2]	88,114	1,049,438
Total		16,508,199

Information Technology – 12.5%
Electronic Equipment, Instruments & Components - 8.3%
Bel Fuse Cl. B	3,057	605,225
ePlus	13,194	992,849
Flex [2]	14,302	936,209
Jabil	3,275	869,938
PC Connection	21,522	1,258,176
Sanmina Corporation [2]	12,153	1,575,515
TD SYNNEX	12,085	2,038,860
		8,276,772
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology	17,676	795,950
Software - 1.2%
Adeia	47,063	1,130,924
Technology Hardware, Storage & Peripherals - 2.2%
Diebold Nixdorf [2]	28,881	2,178,783
Total		12,382,429

TOTAL COMMON STOCKS
(Cost $72,863,505)		98,338,267

INVESTMENTS AT VALUE
(Cost $72,863,505)		98,338,267

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $1,191,787 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $1,215,535)
(Cost $1,191,687)		1,191,687

TOTAL INVESTMENTS – 100.2%
(Cost $74,055,192)		99,529,954

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(225,142)

NET ASSETS – 100.0%		$99,304,812

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.9%

Communication Services – 2.1%
Media - 2.1%
Magnite [2]	323,000	$3,837,240
Total		3,837,240

Consumer Discretionary – 7.8%
Diversified Consumer Services - 1.9%
OneSpaWorld Holdings	152,000	3,488,400
Hotels, Restaurants & Leisure - 4.7%
Kura Sushi USA Cl. A [2,3]	41,000	2,861,390
Life Time Group Holdings [2]	120,000	3,232,800
Texas Roadhouse	14,000	2,311,960
		8,406,150
Household Durables - 1.2%
Installed Building Products	8,000	2,121,200
Total		14,015,750

Consumer Staples – 4.4%
Food Products - 3.1%
Freshpet [2]	57,500	3,390,200
Mama’s Creations [2]	149,000	2,285,660
		5,675,860
Personal Care Products - 1.3%
Interparfums	25,000	2,271,000
Total		7,946,860

Energy – 6.1%
Energy Equipment & Services - 3.1%
Natural Gas Services Group	55,500	2,094,570
Oceaneering International [2]	53,000	1,879,910
Solaris Energy Infrastructure Cl. A	27,000	1,525,770
		5,500,250
Oil, Gas & Consumable Fuels - 3.0%
Golar LNG	54,500	2,948,995
Uranium Energy [2]	119,000	1,606,500
Ur-Energy [2]	556,000	828,440
		5,383,935
Total		10,884,185

Financials – 7.4%
Banks - 4.2%
Atlantic Union Bankshares	47,000	1,679,780
Glacier Bancorp	35,000	1,563,450
Seacoast Banking Corporation of Florida	142,000	4,301,180
		7,544,410
Capital Markets - 1.4%
Sprott	17,500	2,497,376
Financial Services - 1.8%
Paysign [2]	538,667	3,178,136
Total		13,219,922

Health Care – 25.9%
Biotechnology - 4.9%
ARS Pharmaceuticals [2,3]	54,000	433,620
CareDx [2]	108,000	1,874,880
Catalyst Pharmaceuticals [2]	78,000	1,931,280
Compass Pathways ADR [2,3]	249,000	1,376,970
Palvella Therapeutics [2]	19,500	2,430,675
TriSalus Life Sciences [2,3]	200,000	800,000
		8,847,425
Health Care Equipment & Supplies - 5.1%
Alphatec Holdings [2]	150,000	1,632,000
Axogen [2]	85,000	2,816,050
Brainsway ADR [2]	97,000	1,289,130
SI-BONE [2]	241,000	3,043,830
TransMedics Group [2]	4,500	447,345
		9,228,355
Health Care Providers & Services - 7.0%
BrightSpring Health Services [2]	77,423	3,298,994
Guardian Pharmacy Services Cl. A [2]	61,596	2,319,705
Hinge Health Cl. A [2]	62,500	2,410,000
Strata Critical Medical [2,3]	1,084,181	4,531,877
		12,560,576
Health Care Technology - 0.2%
Schrodinger [2,3]	29,000	329,440
Life Sciences Tools & Services - 2.0%
BioLife Solutions [2]	145,000	2,766,600
Personalis [2,3]	114,000	726,180
		3,492,780
Pharmaceuticals - 6.7%
Alumis [2]	40,000	881,200
Axsome Therapeutics [2]	28,000	4,732,560
Cybin [2,3]	155,000	744,000
Definium Therapeutics [2]	148,000	2,797,200
Harrow [2,3]	39,700	1,399,822
Xeris Biopharma Holdings [2]	256,000	1,484,800
		12,039,582
Total		46,498,158

Industrials – 19.8%
Aerospace & Defense - 6.7%
AAR Corp. [2]	18,500	2,025,010
AeroVironment [2,3]	6,615	1,210,876
Astronics Corporation [2]	19,500	1,301,235
BWX Technologies	8,500	1,738,165
FTAI Aviation	12,000	2,940,000
VSE Corporation	15,000	2,766,000
		11,981,286
Commercial Services & Supplies - 3.3%
ACV Auctions Cl. A [2]	772,000	3,273,280
Montrose Environmental Group [2]	121,500	2,659,635
		5,932,915
Construction & Engineering - 3.7%
Ameresco Cl. A [2]	83,000	2,116,500
Legence Corp. Cl. A [2]	32,000	1,806,720
Limbach Holdings [2]	28,250	2,204,912
SOLV Energy Cl. A [2]	15,619	469,039
		6,597,171
Machinery - 4.5%
ATS Corporation [2]	116,000	3,269,614
CECO Environmental [2]	43,000	2,561,940
Graham Corporation [2]	30,000	2,367,600
		8,199,154
Professional Services - 0.2%
Paylocity Holding [2]	4,286	463,059
Trading Companies & Distributors - 1.4%
Distribution Solutions Group [2]	93,611	2,456,353
Total		35,629,938

Information Technology – 14.8%
Communications Equipment - 3.5%
ADTRAN Holdings [2]	306,000	3,849,480
Gilat Satellite Networks [2]	162,000	2,433,240
		6,282,720
Electronic Equipment, Instruments & Components - 3.3%
Bel Fuse Cl. B	9,500	1,880,810
Kraken Robotics [2]	180,000	1,035,152
Mirion Technologies Cl. A [2]	25,000	464,750
TTM Technologies [2]	26,000	2,532,920
		5,913,632
Semiconductors & Semiconductor Equipment - 3.9%
Impinj [2]	37,750	3,876,925
Nova [2]	4,500	1,954,260
Semtech Corporation [2]	16,000	1,230,240
		7,061,425
Software - 4.1%
Agilysys [2]	13,500	960,390
JFrog [2]	35,318	1,657,474
NextNav [2]	103,894	1,664,382
PAR Technology [2]	59,296	790,415
UiPath Cl. A [2,3]	100,000	1,110,000
Vertex Cl. A [2]	95,000	1,129,550
		7,312,211
Total		26,569,988

Materials – 4.6%
Chemicals - 2.4%
Flotek Industries [2]	255,000	4,327,350
Metals & Mining - 2.2%
Elevra Lithium ADR [2,3]	24,000	1,413,600
Major Drilling Group International [2]	216,000	2,487,470
		3,901,070
Total		8,228,420

Utilities – 1.0%
Independent Power & Renewable Electricity Producer - 1.0%
Ormat Technologies	16,000	1,790,720
Total		1,790,720

TOTAL COMMON STOCKS
(Cost $131,764,428)		168,621,181

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.2%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.53%)
(Cost $5,762,881)	5,762,881	5,762,881

INVESTMENTS AT VALUE
(Cost $137,527,309)		174,384,062

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $11,074,549 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $11,295,194)
(Cost $11,073,626)		11,073,626

TOTAL INVESTMENTS – 103.3%
(Cost $148,600,935)		185,457,688

LIABILITIES LESS CASH AND OTHER ASSETS – (3.3)%		(5,952,011)

NET ASSETS – 100.0%		$179,505,677

SCHEDULES OF INVESTMENTS

ROYCE SMID-CAP TOTAL RETURN FUND

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.8%

Communication Services – 1.6%
Wireless Telecommunication Services - 1.6%
Telephone and Data Systems	11,778	$495,854
Total		495,854

Consumer Discretionary – 8.8%
Household Durables - 0.8%
Installed Building Products	900	238,635
Specialty Retail - 8.0%
Academy Sports & Outdoors	21,473	1,212,151
Advance Auto Parts	17,243	909,568
Bath & Body Works	18,588	347,038
		2,468,757
Total		2,707,392

Consumer Staples – 2.4%
Household Products - 2.4%
Clorox Company	1,125	116,584
Kimberly-Clark de Mexico	260,441	616,700
Total		733,284

Energy – 2.7%
Energy Equipment & Services - 2.7%
Cactus Cl. A	9,842	466,215
Pason Systems	37,855	360,291
Total		826,506

Financials – 24.1%
Banks - 11.2%
BOK Financial	4,178	535,035
German American Bancorp	18,814	786,237
Glacier Bancorp	14,677	655,621
Home BancShares	25,674	691,401
Seacoast Banking Corporation of Florida	7,637	231,325
TowneBank	16,081	541,447
		3,441,066
Capital Markets - 6.1%
Houlihan Lokey Cl. A	1,134	162,865
Marex Group	12,438	554,486
Moelis & Company Cl. A	1,715	97,755
Piper Sandler Companies	4,504	344,782
SEI Investments	8,938	701,365
		1,861,253
Financial Services - 1.6%
Merchants Bancorp	11,687	501,489
Insurance - 5.2%
Assured Guaranty	13,250	1,079,610
RenaissanceRe Holdings	1,779	528,772
		1,608,382
Total		7,412,190

Health Care – 3.1%
Health Care Providers & Services - 1.6%
Ensign Group (The)	2,446	492,869
Life Sciences Tools & Services - 1.5%
Avantor [2]	59,421	465,860
Total		958,729

Industrials – 27.5%
Aerospace & Defense - 2.4%
FTAI Aviation	3,085	755,825
Building Products - 3.4%
Simpson Manufacturing	1,722	295,529
UFP Industries	8,182	753,726
		1,049,255
Machinery - 6.8%
Lincoln Electric Holdings	909	226,414
Spirax Group [1]	6,847	612,793
Timken Company (The)	8,775	882,502
Toro Company (The)	4,045	377,965
		2,099,674
Professional Services - 7.2%
Andersen Group Cl. A [2]	30,613	832,674
CBIZ [2]	17,110	459,403
KBR	20,131	742,029
TriNet Group	5,044	183,753
		2,217,859
Trading Companies & Distributors - 7.7%
AerCap Holdings	5,530	758,605
Applied Industrial Technologies	1,693	449,187
MSC Industrial Direct Cl. A	12,520	1,155,220
		2,363,012
Total		8,485,625

Information Technology – 7.3%
Electronic Equipment, Instruments & Components - 4.6%
Coherent Corp. [2]	1,826	434,971
Vontier Corporation	27,991	992,841
		1,427,812
IT Services - 0.3%
Kyndryl Holdings [2]	6,388	83,811
Semiconductors & Semiconductor Equipment - 2.4%
Kulicke & Soffa Industries	11,167	733,895
Total		2,245,518

Materials – 12.3%
Chemicals - 4.5%
Element Solutions	18,052	616,295
Quaker Houghton	6,226	773,456
		1,389,751
Containers & Packaging - 7.8%
AptarGroup	7,116	896,759
Ball Corporation	10,002	591,218
Silgan Holdings	23,240	901,712
		2,389,689
Total		3,779,440

TOTAL COMMON STOCKS
(Cost $22,840,237)		27,644,538

INVESTMENTS AT VALUE
(Cost $22,840,237)		27,644,538

REPURCHASE AGREEMENT – 10.3%
Fixed Income Clearing Corporation, 3.00% dated 3/31/26, due 4/1/26, maturity value $3,157,602 (collateralized by obligations of U.S. Government Agencies, 3.625% due 8/31/27, valued at $3,220,545)
(Cost $3,157,339)		3,157,339

TOTAL INVESTMENTS – 100.1%
(Cost $25,997,576)		30,801,877

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(33,124)

NET ASSETS – 100.0%		$30,768,753

For the purposes of this report, “ADR” shall mean American Depository Receipt.

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.

[3]	All or a portion of these securities were on loan as of March 31, 2026.

[4]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	As of March 31, 2026, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of March 31, 2026, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce International Premier Fund	$66,021,134	$2,824,747	$12,798,174	$9,973,427
Royce Micro-Cap Fund	234,343,070	88,711,625	118,133,214	29,421,589
Royce Premier Fund	551,773,282	451,002,464	465,172,881	14,170,417
Royce Small-Cap Fund	1,231,622,619	590,793,256	645,334,081	54,540,825
Royce Small-Cap Opportunity Fund	850,192,803	281,389,318	337,395,893	56,006,575
Royce Small-Cap Special Equity Fund	368,441,120	60,246,173	69,847,386	9,601,213
Royce Small-Cap Total Return Fund	748,398,037	96,985,382	168,304,313	71,318,931
Royce Small-Cap Value Fund	74,347,338	25,182,616	28,525,622	3,343,006
Royce Smaller-Companies Growth Fund	150,694,700	34,762,988	45,209,026	10,446,038
Royce SMid-Cap Total Return Fund	26,006,784	4,795,093	6,368,547	1,573,454

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (each, a “Fund”, and collectively, the “Funds”), are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

•	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

•	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

•	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

•	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
•	Royce does not receive at least two bid side quotes for an Other OTC Equity Security; the independent pricing services are unable to supply fair value prices; or
•	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2026. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce International Premier Fund
Common Stocks	$6,651,739	$59,666,282	$–	$66,318,021
Preferred Stocks	–	514,025	–	514,025
Repurchase Agreement	–	2,013,835	–	2,013,835
Royce Micro-Cap Fund
Common Stocks	311,661,633	1,636,587	0	313,298,220
Money Market Fund/Collateral Received for Securities Loaned	347,487	–	–	347,487
Repurchase Agreement	–	9,408,988	–	9,408,988
Royce Premier Fund
Common Stocks	953,411,449	–	–	953,411,449
Repurchase Agreement	–	49,364,297	–	49,364,297
Royce Small-Cap Fund
Common Stocks	1,737,971,888	891,236	–	1,738,863,124
Money Market Fund/Collateral Received for Securities Loaned	4,840,099	–	–	4,840,099
Repurchase Agreement	–	78,712,652	–	78,712,652
Royce Small-Cap Opportunity Fund
Common Stocks	1,066,504,749	5,466,001	0	1,071,970,750
Money Market Fund/Collateral Received for Securities Loaned	5,162,668	–	–	5,162,668
Repurchase Agreement	–	54,448,703	–	54,448,703
Royce Small-Cap Special Equity Fund
Common Stocks	332,746,375	4,410,000	–	337,156,375
Repurchase Agreement	–	91,530,918	–	91,530,918
Royce Small-Cap Total Return Fund
Common Stocks	807,155,828	1,078,094	–	808,233,922
Repurchase Agreement	–	37,149,497	–	37,149,497
Royce Small-Cap Value Fund
Common Stocks	98,338,267	–	–	98,338,267
Repurchase Agreement	–	1,191,687	–	1,191,687
Royce Smaller-Companies Growth Fund
Common Stocks	168,621,181	–	–	168,621,181
Money Market Fund/Collateral Received for Securities Loaned	5,762,881	–	–	5,762,881
Repurchase Agreement	–	11,073,626	–	11,073,626
Royce SMid-Cap Total Return Fund
Common Stocks	27,031,745	612,793	–	27,644,538
Repurchase Agreement	–	3,157,339	–	3,157,339

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2026, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2026:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$347,487	$(344,470)	$3,017
Royce Small-Cap Fund	4,840,099	(6,143,574)	(1,303,475)
Royce Small-Cap Opportunity Fund	5,162,668	(5,151,317)	11,351
Royce Smaller-Companies Growth Fund	5,762,881	(5,996,640)	(233,759)

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2026:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$1,970,876	$(1,924,314)	$46,562
Royce Small-Cap Fund	16,875,467	(16,433,243)	442,224
Royce Small-Cap Opportunity Fund	13,076,046	(12,614,079)	461,967
Royce Smaller-Companies Growth Fund	3,723,239	(3,589,739)	133,500

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2026:

Affiliated Company [1]	Shares 12/31/25	Market Value 12/31/25	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/26	Market Value 3/31/26
Royce Small-Cap Special Equity Fund
Financials – 3.4%
Capital Markets – 3.4%
Diamond Hill Investment Group [2],[3]	125,000	$21,187,500	$–	$6,881,023	$1,035,704	$(713,681)	$–	n/a	n/a
		21,187,500			1,035,704	(713,681)	–
Industrials – 3.3%
Machinery – 3.3%
Gencor Industries [3],[4]	927,000	12,013,920	106,914	–	–	1,904,166	–	935,000	$14,025,000
		12,013,920			–	1,904,166	–		14,025,000
		33,201,420			1,035,704	1,190,485	–		14,025,000
Royce Small-Cap Total Return Fund
Industrials – 1.1%
Professional Services – 1.1%
Franklin Covey [3],[4]	285,296	4,787,267	6,626,982	–	–	(1,733,416)	–	613,099	9,680,833
		4,787,267			–	(1,733,416)	–		9,680,833
Information Technology – 2.4%
IT Services – 2.4%
Hackett Group (The) [4]	1,381,040	27,109,815	2,374,351	–	–	(9,291,267)	186,253	1,552,106	20,192,899
		27,109,815			–	(9,291,267)	186,253		20,192,899
		31,897,082			–	(11,024,683)	186,253		29,873,732

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund’s net assets.
[2]	Not an Affiliated Company as of March 31, 2026.
[3]	Non-income producing.
[4]	As of March 31, 2026, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).